STATEMENT OF INVESTMENTS
Opportunistic Small Cap Portfolio

March 31, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.3%
Automobiles & Components - .6%
Thor Industries	15,952	[a]	2,149,372
Banks - 9.9%
BankUnited	127,312		5,595,362
Essent Group	109,397		5,195,264
First Bancorp	472,607		5,321,555
First Interstate BancSystem, Cl. A	94,550		4,353,082
First Merchants	83,315		3,874,148
Silvergate Capital, Cl. A	20,601	[b]	2,928,844
Synovus Financial	123,209		5,636,812
			32,905,067
Capital Goods - 17.2%
Armstrong World Industries	23,103		2,081,349
Array Technologies	90,009	[b]	2,684,068
EnerSys	49,750		4,517,300
Fluor	244,295	[b]	5,640,772
Gibraltar Industries	55,653	[b]	5,092,806
GrafTech International	485,243		5,934,522
Matrix Service	150,862	[b]	1,977,801
Maxar Technologies	85,277		3,225,176
Raven Industries	113,713	[b]	4,358,619
Rexnord	109,405		5,151,881
Titan Machinery	93,618	[b]	2,387,259
Valmont Industries	24,431		5,806,516
Wabash National	249,187		4,684,716
WESCO International	41,623	[b]	3,601,638
			57,144,423
Commercial & Professional Services - 3.3%
Clean Harbors	6,224	[b]	523,189
Covanta Holding	304,319		4,217,861
The Brink's Company	47,719		3,780,776
U.S. Ecology	55,080	[b]	2,293,531
			10,815,357
Consumer Durables & Apparel - 2.3%
Callaway Golf	160,628	[b]	4,296,799
Skyline Champion	76,588	[b]	3,466,373
			7,763,172
Consumer Services - 5.6%
Bloomin‘ Brands	195,801	[b]	5,296,417
Cracker Barrel Old Country Store	10,417	[a,b]	1,800,891

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.3% (continued)
Consumer Services - 5.6% (continued)
Houghton Mifflin Harcourt	829,923	[b]	6,324,013
OneSpaWorld Holdings	142,944	[a,b]	1,522,354
Papa John's International	42,370		3,755,677
			18,699,352
Diversified Financials - 1.9%
PJT Partners, Cl. A	59,841		4,048,244
PRA Group	59,841	[a,b]	2,218,306
			6,266,550
Energy - 3.2%
CNX Resources	362,828	[a,b]	5,333,572
PBF Energy, Cl. A	318,900	[a,b]	4,512,435
Viper Energy Partners	52,741		767,909
			10,613,916
Food & Staples Retailing - 1.4%
The Chefs' Warehouse	148,455	[b]	4,521,939
Food, Beverage & Tobacco - .5%
J&J Snack Foods	9,576	[a]	1,503,719
Health Care Equipment & Services - 9.7%
Acadia Healthcare	102,491	[a,b]	5,856,336
AdaptHealth	138,858	[b]	5,104,420
Apria	170,370	[b]	4,758,434
Health Catalyst	105,270	[a,b]	4,923,478
Molina Healthcare	11,305	[b]	2,642,657
NuVasive	47,235	[b]	3,096,727
R1 RCM	126,316	[b]	3,117,479
Tabula Rasa HealthCare	55,263	[a,b]	2,544,861
			32,044,392
Insurance - 2.1%
BRP Group, Cl. A	119,986	[b]	3,269,619
The Hanover Insurance Group	29,290		3,791,883
			7,061,502
Materials - 5.8%
Alamos Gold, Cl. A	629,238	[a]	4,914,349
Eagle Materials	26,206	[b]	3,522,348
IAMGOLD	752,140	[b]	2,241,377
Louisiana-Pacific	71,403		3,960,010
MP Materials	132,122	[a,b]	4,749,786
			19,387,870
Media & Entertainment - 3.8%
Cardlytics	27,655	[a,b]	3,033,754
Eventbrite, Cl. A	246,370	[a,b]	5,459,559
EverQuote, Cl. A	112,838	[b]	4,094,891
			12,588,204

Description	Shares		Value ($)
Common Stocks - 97.3% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 7.5%
Alkermes	167,890	[b]	3,136,185
Arena Pharmaceuticals	43,118	[b]	2,991,958
Cerevel Therapeutics Holdings	63,438	[a,b]	871,004
FibroGen	39,776	[a,b]	1,380,625
Generation Bio	64,396	[a,b]	1,832,710
PTC Therapeutics	17,937	[b]	849,317
Syneos Health	75,210	[b]	5,704,679
Ultragenyx Pharmaceutical	24,409	[a,b]	2,779,209
uniQure	34,732	[b]	1,170,121
Xenon Pharmaceuticals	156,632	[a,b]	2,803,713
Zogenix	71,216	[a,b]	1,390,136
			24,909,657
Real Estate - 2.7%
Colliers International Group	63,087	[a,b]	6,197,667
Redfin	41,366	[a,b]	2,754,562
			8,952,229
Retailing - 2.0%
Party City Holdco	753,421	[b]	4,369,842
Sally Beauty Holdings	106,929	[a,b]	2,152,481
			6,522,323
Semiconductors & Semiconductor Equipment - 1.7%
Diodes	69,441	[b]	5,544,169
Software & Services - 8.9%
ChannelAdvisor	240,243	[b]	5,657,723
Cloudera	590,462	[a,b]	7,185,923
Everbridge	30,434	[a,b]	3,687,992
Medallia	133,814	[a,b]	3,732,072
Paya Holdings, CI. A	507,221	[b]	5,559,142
Zuora, Cl. A	251,662	[b]	3,724,598
			29,547,450
Technology Hardware & Equipment - 2.1%
ADTRAN	283,275		4,725,027
Arlo Technologies	214,705	[b]	1,348,347
Ondas Holdings	96,791	[a,b]	937,905
			7,011,279
Transportation - 2.2%
SkyWest	132,575	[a,b]	7,222,686
Utilities - 2.9%
Clearway Energy, Cl. C	163,010		4,587,101
NextEra Energy Partners	69,907		5,094,822
			9,681,923
Total Common Stocks (cost $254,492,813)			322,856,551

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Exchange-Traded Funds - 2.1%
Registered Investment Companies - 2.1%
iShares Russell 2000 ETF (cost $6,845,656)		31,001		6,849,361
	1-Day Yield (%)
Investment Companies - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,869,050)	0.06	1,869,050	[c]	1,869,050

Investment of Cash Collateral for Securities Loaned - 1.5%
Registered Investment Companies - 1.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $4,981,282)	0.02	4,981,282	[c]	4,981,282
Total Investments (cost $268,188,801)		101.5%		336,556,244
Liabilities, Less Cash and Receivables		(1.5%)		(4,830,434)
Net Assets		100.0%		331,725,810

ETF—Exchange-Traded Fund

a Security, or portion thereof, on loan. At March 31, 2021, the value of the fund’s securities on loan was $50,078,478 and the value of the collateral was $51,778,988, consisting of cash collateral of $4,981,282 and U.S. Government & Agency securities valued at $46,797,706.

b Non-income producing security.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Opportunistic Small Cap Portfolio

March 31, 2021 (Unaudited)

The following is a summary of the inputs used as of March 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	322,856,551	-	-	322,856,551
Exchange-Traded Funds	6,849,361	-	-	6,849,361
Investment Companies	6,850,332	-	-	6,850,332

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2021, accumulated net unrealized appreciation on investments was $68,367,443, consisting of $77,753,401 gross unrealized appreciation and $9,385,958 gross unrealized depreciation.

At March 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.